Details of Significant Accounts - Current financial assets at fair value through profit or loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Details of Significant Accounts [Abstract]
Financial assets mandatorily measured at fair value through profit and loss	$ 6,153		$ 2,746
Financial assets mandatorily measured at fair value through profit and loss	$ 9	$ 0